Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of minimum future lease obligations on long-term non-cancelable operating leases

The Company leases facilities and equipment from unrelated parties under operating leases. Minimum future lease obligations on long-term non-cancelable operating leases in effect at December 31, 2012 are approximately as follows (in thousands):

2013	$121,272
2014	96,714
2015	72,666
2016	53,946
2017	41,467
Thereafter	288,963

$675,028